10 State House Square
                                                       Hartford, CT 06103-3602

                                                       Ellen Valvo
                                                       Paralegal
                                                       Law Division, SH11
                                                       Investment & Financial
December 1, 1999                                       Services
                                                       (860) 275-2166
                                                       Fax:  (860) 275-2158

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filing Desk

Re:      Aetna GET Fund
         Files Nos. 33-12723 and 811-5062
         Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Prospectus and Statement of Additional Information of Aetna GET Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A, effective December 1, 1999, which has been filed electronically.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
Ellen Valvo